Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share
Note 17 - Earnings Per Share

A.	Basic earnings per share

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Profit attributable to the Company’s owners for the purpose of calculating basic earnings per share	132,104	44,209	70,924

	For the year ended December 31
	2025	2024	2023

Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share	123,717,373	118,293,556	115,721,346

B.	Diluted earnings per share:

	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Profit which was used to calculate diluted earnings per share	132,104	44,209	70,924

	For the year ended December 31
	2025	2024	2023
Weighted average of the number of ordinary shares used to calculate diluted earnings per share	132,619,069	123,312,565	123,861,293